FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as Cash Flow hedges
The following table presents the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2011	2010
Designated derivative instruments -Liabilities:
Interest rate swaps	70,071	53,252
Cross currency interest rate swaps	2,012	-

Non-designated derivative instruments -Liabilities:
Interest rate swaps	1,445	-
Cross currency interest rate swaps	97	-
Swaptions	6,245	4,039
	79,870	57,291

(in thousands of $)	2011	2010
Designated derivative instruments -Assets:
Cross currency interest rate swaps	-	1,894
	-	1,894

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, which are all hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$394,210 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$175,013 (reducing to $98,269)	April 2006	May 2019	5.65%
$90,837(reducing to $86,612)	September 2007	September 2012	4.85%
$51,902 (remaining at $51,902)	January 2008	January 2012	3.69%
$41,772 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$33,051 (reducing to $32,244)	March 2008	June 2012	1.88%
$49,772 (reducing to $43,394)	April 2011	December 2018	2.13% - 2.80%
$49,597 (reducing to $22,114)	May 2011	January 2019	1.70% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

*
This swap relates to the NOK500 million unsecured bonds, and the 5.32% fixed interest rate paid is exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK500 million	US$84.6 million	October 2010	April 2014

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2011, and 2010, are as follows:

(in thousands of $)	2011 Carrying value	2011 Fair value	2010 Carrying value	2010 Fair value
Non-derivatives:
Cash and cash equivalents	94,915	94,915	86,967	86,967
Restricted cash	-	-	5,601	5,601
Available for sale securities	23,324	23,324	-	-
Floating rate NOK bonds due 2014	74,583	63,769	78,955	78,955
8.5% US$ Senior Notes due 2013	274,209	264,269	296,074	300,885
3.75% unsecured convertible bonds due 2016	125,000	84,876	-	-
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	-	-	1,894	1,894
Interest rate/ currency swap contracts – long-term payables	79,870	79,870	57,291	57,291

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities are measured as follows:

		Fair value measurements using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	94,915	94,915
Available for sale securities	23,324	23,324
Total assets	118,239	118,239	-	-
Liabilities:
Floating rate NOK bonds due 2014	63,769	63,769
8.5% Senior Notes due 2013	264,269	264,269
3.75% unsecured convertible bonds due 2016	84,876	84,876
Interest rate swap contracts – long-term payables	79,870		79,870
Total liabilities	492,784	412,914	79,870	-